Stock-based Compensation (Options Outstanding and Exercisable) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Closing stock price (in dollars per share)	$ 145.97
Options outstanding
Number of options (in shares) | shares	3.2
Weighted-average years to expiration	6 years
Weighted-average exercise price (in dollars per share)	$ 142.56
Aggregate intrinsic value | $	$ 42
Options exercisable
Number of options (in shares) | shares	1.8
Weighted-average exercise price (in dollars per share)	$ 127.70
Aggregate intrinsic value | $	$ 39
Weighted-average years to expiration of options exercisable	4 years 8 months 12 days
Range of Exercise Prices 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 74.18
Ceiling of exercise price range (in dollars per share)	$ 110.00
Options outstanding
Number of options (in shares) | shares	0.4
Weighted-average years to expiration	2 years 8 months 12 days
Weighted-average exercise price (in dollars per share)	$ 97.24
Aggregate intrinsic value | $	$ 21
Options exercisable
Number of options (in shares) | shares	0.4
Weighted-average exercise price (in dollars per share)	$ 97.24
Aggregate intrinsic value | $	$ 21
Range of Exercise Prices 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 110.01
Ceiling of exercise price range (in dollars per share)	$ 130.00
Options outstanding
Number of options (in shares) | shares	0.7
Weighted-average years to expiration	4 years 1 month 6 days
Weighted-average exercise price (in dollars per share)	$ 120.82
Aggregate intrinsic value | $	$ 16
Options exercisable
Number of options (in shares) | shares	0.6
Weighted-average exercise price (in dollars per share)	$ 120.47
Aggregate intrinsic value | $	$ 15
Range of Exercise Prices 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 130.01
Ceiling of exercise price range (in dollars per share)	$ 150.00
Options outstanding
Number of options (in shares) | shares	0.7
Weighted-average years to expiration	5 years 8 months 12 days
Weighted-average exercise price (in dollars per share)	$ 141.08
Aggregate intrinsic value | $	$ 5
Options exercisable
Number of options (in shares) | shares	0.4
Weighted-average exercise price (in dollars per share)	$ 140.58
Aggregate intrinsic value | $	$ 3
Range of Exercise Prices 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 150.01
Ceiling of exercise price range (in dollars per share)	$ 170.00
Options outstanding
Number of options (in shares) | shares	0.6
Weighted-average years to expiration	7 years 10 months 24 days
Weighted-average exercise price (in dollars per share)	$ 157.78
Aggregate intrinsic value | $	$ 0
Options exercisable
Number of options (in shares) | shares	0.2
Weighted-average exercise price (in dollars per share)	$ 154.45
Aggregate intrinsic value | $	$ 0
Range of Exercise Prices 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 170.01
Ceiling of exercise price range (in dollars per share)	$ 187.11
Options outstanding
Number of options (in shares) | shares	0.8
Weighted-average years to expiration	8 years 1 month 6 days
Weighted-average exercise price (in dollars per share)	$ 173.86
Aggregate intrinsic value | $	$ 0
Options exercisable
Number of options (in shares) | shares	0.2
Weighted-average exercise price (in dollars per share)	$ 172.84
Aggregate intrinsic value | $	$ 0